Business Combinations and Disposals - Additional Information (Details) - USD ($)			12 Months Ended
	Jul. 16, 2021	Aug. 06, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combinations and Disposals [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Conversion of common stock term			At the Effective Time, by virtue of the First Merger and without any action on the part of GX, First Merger Sub, Legacy Celularity or the holders of any of the following securities: a) each share of Legacy Celularity Common Stock (including shares of Legacy Celularity Common Stock resulting from the conversion of shares of Celularity Preferred Stock described above) that was issued and outstanding immediately prior to the Effective Time was cancelled and converted into the right to receive a number of shares of Company Class A common stock, par value $0.0001 per share (“Company Class A Common Stock”) equal to the Exchange Ratio (as defined below) (the “Per Share Merger Consideration”); b) each share of Legacy Celularity Common Stock or Legacy Celularity Preferred Stock (together, “Legacy Celularity Capital Stock”) held in the treasury of Celularity was cancelled without any conversion thereof and no payment or distribution was made with respect thereto; c) each share of First Merger Sub common stock, par value $0.01 per share, issued and outstanding immediately prior to the Effective Time was converted into and exchanged for one validly issued, fully paid and nonassessable share of common stock, par value $0.0001 per share, of the Surviving Corporation; d) each Legacy Celularity Warrant (as to which no notice of exercise had been delivered to Legacy Celularity prior to the Closing) that was outstanding immediately prior to the Effective Time (and which would have otherwise been exercisable in accordance with its terms immediately following the Effective Time), became, to the extent consistent with the terms of such Legacy Celularity Warrant, the right to purchase shares of Company Class A Common Stock (and not Celularity Capital Stock) (each, a “Converted Warrant”) on the same terms and conditions (including exercisability terms) as were applicable to such Legacy Celularity Warrant immediately prior to the Effective Time, except that (A) each Converted Warrant became exercisable for that number of shares of Company Class A Common Stock equal to the product (rounded down to the nearest whole number) of (1) the number of shares of Legacy Celularity Common Stock that would have been issuable upon the exercise of a Legacy Celularity Warrant for cash and assuming the conversion of the Series B Preferred Stock underlying such outstanding Legacy Celularity Warrant into Legacy Celularity Common Stock (the “Celularity Warrant Shares”) subject to the Legacy Celularity Warrant immediately prior to the Effective Time and (2) the Exchange Ratio (as defined below); and (B) the per share exercise price for each share of Company Class A Common Stock issuable upon exercise of the Converted Warrant is equal to the quotient (rounded up to the nearest whole cent) obtained by dividing (1) the per share exercise price for each share of Series B Preferred Stock issuable upon exercise of such Celularity Warrant immediately prior to the Effective Time by (2) the Exchange Ratio (as defined below); and e) each option to purchase Legacy Celularity Common Stock, whether or not exercisable and whether or not vested, that was outstanding immediately prior to the Effective Time (each, a “Legacy Celularity Option”) was assumed by GX and converted into an option to purchase shares of Company Class A Common Stock (each, a “Converted Option”).
Goodwill			$ 123,304,000	$ 123,304,000	$ 127,068,000
Business acquisition transaction costs proceeds, net	$ 108,786,000
Business acquisition, transaction costs	$ 21,657,000
Liabilities			314,710,000	412,295,000
Change in fair value of warrant liabilities			(13,482,000)	$ 58,686,000
Reclassification of liability classified legacy warrants to equity			$ 96,398,000
Common stock, shares issued			124,307,884	18,529,453
Common stock, shares outstanding			124,307,884	18,529,453
Subscription Agreements, description			On the Closing Date, certain significant stockholders of Legacy Celularity or their affiliates (including Sorrento Therapeutics, Inc., Starr International Investments Ltd. and Dragasac Limited, an indirect wholly owned
Aggregate purchase price			$ 83,400,000
Asset purchase agreement, description			the Company executed (i) an asset purchase agreement to sell certain assets comprising its MIST®/UltraMIST® business to Sanuwave and (ii) a five-year licensing agreement with Sanuwave for total consideration of $24,524 (the “Sanuwave Transaction”), of which $20,000 was paid at or prior to closing. The remaining $4,524 of the purchase price was financed through a convertible promissory note due on or before August 6, 2021. The convertible promissory note can be converted into shares of Sanuwave stock at the election of the Company any time on or after January 1, 2021. As of December 31, 2021 the fair value of the convertible promissory note related to Sanuwave was $2,488 which is included in other current assets on the consolidated balance sheet.
License arrangement term		5 years	5 years
Total consideration, description			(i) calculate the goodwill attributed to the UltraMIST business, (ii) determine the allocation of arrangement consideration to the three performance obligations and (iii) determine the loss on sale of the UltraMIST business. The Company utilized a discounted cash flow model to value the UltraMIST business, which determined the fair value of the UltraMIST business was $15,019. Significant inputs of this discounted cash flow model included (i) a discount rate of 11%, (ii) tax rate of 26% and (iii) a long-term growth rate of 2%. The remaining proceeds of $9,505 were allocated to the license agreement on a residual basis. During the third quarter of 2020, the Company recognized a loss on sale of UltraMIST of $4,434, which included approximately $40 in related professional fees. Due to the Company’s tax position as of the closing date, there was no tax impact resulting from the sale of the UltraMIST business.
UltraMIST Business
Business Combinations and Disposals [Line Items]
Proceeds from sale of business			$ 9,505,000
Fair value of business			$ 15,019,000
Discount rate of discounted cash flow			11.00%
Tax rate of discounted cash flow			26.00%
Long term growth rate of discounted cash flow			2.00%
Loss on sale of business			$ 4,434,000
Professional fees			$ 40,000
GX Warrants
Business Combinations and Disposals [Line Items]
Warrant or Right, Reason for Issuance, Description			In addition, GX had previously issued public warrants and private placement warrants (collectively, the “GX Warrants”) as part of the Units in its initial public offering in May 2019
Liabilities			$ 59,202,000
Fair Value of warrants			25,962,000
Change in fair value of warrant liabilities			$ 33,240,000
First Merger Sub
Business Combinations and Disposals [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01
Surviving Corporation
Business Combinations and Disposals [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
GX Trust Account
Business Combinations and Disposals [Line Items]
Business acquisition transaction costs proceeds, net	$ 5,386,000
PIPE Investors
Business Combinations and Disposals [Line Items]
Business acquisition transaction costs proceeds, net	$ 83,400,000
PIPE Investors | Private Placement
Business Combinations and Disposals [Line Items]
Purchase price	$ 10.00
Palantir
Business Combinations and Disposals [Line Items]
Business acquisition transaction costs proceeds, net	$ 20,000,000
Purchase price	$ 10.00
Aggregate number of shares purchased	2,000,000
Aggregate purchase price	$ 20,000,000
Legacy Celularity
Business Combinations and Disposals [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001
Reclassification of liability classified legacy warrants to equity	$ 96,398,000
M I S T Ultra M I S T Business
Business Combinations and Disposals [Line Items]
Fair value of consideration		$ 24,524,000
Proceeds from sale of business		20,000,000
Consideration financed through convertible promissory note		$ 4,524,000
Convertible promissory note due date		Aug. 06, 2021
Convertible promissory note conversion date		Jan. 01, 2021
M I S T Ultra M I S T Business | Other Current Assets
Business Combinations and Disposals [Line Items]
Fair value of convertible promissory note		$ 2,488,000
Class A Common Stock
Business Combinations and Disposals [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Goodwill	$ 0
Other intangible assets	0
Business acquisition, transaction costs relating to merger by issuance of common stock offset against additional paid-in capital	$ 10,795,000
Class A Common Stock | Celularity
Business Combinations and Disposals [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Each one Shares reflecting as exchange ratio in business combination	$ 0.7686
Common stock, shares issued	122,487,174
Common stock, shares outstanding	122,487,174
Option to purchase shares of common stock	21,723,273
Warrants outstanding to purchase shares of common stock	42,686,195
Class A Common Stock | PIPE Investors | Private Placement
Business Combinations and Disposals [Line Items]
Aggregate number of shares purchased	8,340,000
Aggregate purchase price	$ 83,400,000